FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549

                               FORM 13F COVER PAGE

        REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: SEPTEMBER 30, 2000

                  CHECK HERE IF AMENDMENT [ ]: AMENDMENT NUMBER

                        THIS AMENDMENT (CHECK ONLY ONE):
                            [ ] is a restatement
                            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Dorsey R. Gardner
Address:  c/o Kelso Management Company, Inc.
          One International Place, Suite 2401
          Boston, MA  02110

Form 13F File Number 28-05471

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:   Dorsey R. Gardner
Title:
Phone:  617-310-5110

Signature, Place, and Date of Signing:

Dorsey R. Gardner
-----------------
[Signature]

Boston, Massachusetts
---------------------
[City, State]

November 10, 2000

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[  ]    13F  COMBINATION  REPORT.  (Check here if a portion of the  holdings for this reporting manager are reported in this report and a portion by other reporting manager(s)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.] Form 13F File Number 28- Name:

                                    FORM 13F SUMMARY PAGE

                                       REPORT SUMMARY:



Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  17


Form 13F Information Table Value Total:
        $ 62,535 (thousands)

List of Other Included Managers:
        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                  FORM 13F INFORMATION TABLE
------------------- ----------- -------------- ---------- --------------------------- ------------ --------- -----------------------
      Column 1       Column 2     Column 3     Column 4            Column 5            Column 6    Column 7          Column 8
------------------- ----------- -------------- ---------- --------------------------- ------------ --------- -----------------------
                                                                                                                 Voting Authority
                                                                                                             -----------------------
                                                                                                             -------- --------- ----
Name of             Title of    CUSIP         Value      Shrs or    SH/PRN   Put/CallInvestment   Other
Issuer              class                     (x$1000)   prn amt                     discretion   managers   Sole    Shared   None
------------------- ----------- ------------- ---------- ---------- -------- ------- ------------ --------- ------- --------- -----

Thomas Group        Common      884402108         6,648    949,657  SH               Other          N/A              949,657
------------------- ----------- ------------- ---------- ---------- -------- ------- ------------ --------- ------- --------- -----
Dixon Ticon         Common      255860108         2,376    513,800  SH               Other          N/A              513,800
------------------- ----------- ------------- ---------- ---------- -------- ------- ------------ --------- ------- --------- -----
Lifemark            Common      53219F102         6,074    714,547  SH               Other          N/A              714,547
------------------- ----------- ------------- ---------- ---------- -------- ------- ------------ --------- ------- --------- -----
Moore Medical       Common      615799103         3,230    423,600  SH               Other          N/A              423,600
------------------- ----------- ------------- ---------- ---------- -------- ------- ------------ --------- ------- --------- -----
BEI Medical         Common      05538E109         1,269  1,015,200  SH               Other          N/A             1,015,200
------------------- ----------- ------------- ---------- ---------- -------- ------- ------------ --------- ------- --------- -----
HPSC                Common      404264103         3,160    456,000  SH               Other          N/A              456,000
------------------- ----------- ------------- ---------- ---------- -------- ------- ------------ --------- ------- --------- -----
Celadon Group       Common      150838100         5,806    654,220  SH               Other          N/A              654,220
------------------- ----------- ------------- ---------- ---------- -------- ------- ------------ --------- ------- --------- -----
Butler Internatl    Common      123649105         3,157    594,250  SH               Other          N/A              594,250
------------------- ----------- ------------- ---------- ---------- -------- ------- ------------ --------- ------- --------- -----
Rocky Mountain      Common      774678403           462    117,200  SH               Other          N/A              117,200
------------------- ----------- ------------- ---------- ---------- -------- ------- ------------ --------- ------- --------- -----
BEI Technologies    Common      05538P104        15,756    377,400  SH               Other          N/A              377,400
------------------- ----------- ------------- ---------- ---------- -------- ------- ------------ --------- ------- --------- -----
Cyrk Inc.           Common      232817106         2,567    746,700  SH               Other          N/A              746,700
------------------- ----------- ------------- ---------- ---------- -------- ------- ------------ --------- ------- --------- -----
Lesco               Common      526872106         3,053    200,200  SH               Other          N/A              200,200
------------------- ----------- ------------- ---------- ---------- -------- ------- ------------ --------- ------- --------- -----
Inter Tel           Common      458372109         5,589    491,320  SH               Other          N/A              491,320
------------------- ----------- ------------- ---------- ---------- -------- ------- ------------ --------- ------- --------- -----
Wet Seal Inc.       Common      961840105            59      5,340  SH               Other          N/A                5,340
------------------- ----------- ------------- ---------- ---------- -------- ------- ------------ --------- ------- --------- -----
Health Managmnt     Common      42219M100           407    203,500  SH               Other          N/A              203,500
------------------- ----------- ------------- ---------- ---------- -------- ------- ------------ --------- ------- --------- -----
Dot Hill Systems    Common      25848T109         2,035    313,040  SH               Other          N/A              313,040
------------------- ----------- ------------- ---------- ---------- -------- ------- ------------ --------- ------- --------- -----
Travelocity.com     Common      893953109           887     62,500  SH               Other          N/A               62,500
------------------- ----------- ------------- ---------- ---------- -------- ------- ------------ --------- ------- --------- -----


                                       3